Risk Information - Liquidity investments - By exposure type (Details) - Liquidity risk	Dec. 31, 2020	Dec. 31, 2019
States and Multilateral development banks
Risk information
Percentage of liquidity investments	59.00%	30.00%
Local governments
Risk information
Percentage of liquidity investments	20.00%	22.00%
Covered bonds
Risk information
Percentage of liquidity investments	13.00%	18.00%
Financial institutions
Risk information
Percentage of liquidity investments	8.00%	26.00%
Corporates
Risk information
Percentage of liquidity investments	0.00%	4.00%